LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–81.20%
Aerospace & Defense–2.53%
†Boeing Co.	1,595	$ 305,443
General Dynamics Corp.	10,464	2,523,708
L3Harris Technologies, Inc.	1,532	380,656
Lockheed Martin Corp.	863	380,928
Northrop Grumman Corp.	852	381,031
Raytheon Technologies Corp.	62,274	6,169,485
Textron, Inc.	28,498	2,119,681
†TransDigm Group, Inc.	514	334,892
		12,595,824
Air Freight & Logistics–0.70%
CH Robinson Worldwide, Inc.	3,626	390,557
Expeditors International of Washington, Inc.	3,140	323,923
FedEx Corp.	1,501	347,316
United Parcel Service, Inc. Class B	11,266	2,416,106
		3,477,902
Airlines–0.13%
†Delta Air Lines, Inc.	7,785	308,053
†Southwest Airlines Co.	7,253	332,187
		640,240
Auto Components–0.06%
†Aptiv PLC	2,363	282,875
		282,875
Automobiles–0.96%
Ford Motor Co.	18,486	312,598
†General Motors Co.	86,641	3,789,677
†Rivian Automotive, Inc. Class A	5,025	252,456
†Tesla, Inc.	389	419,187
		4,773,918
Banks–6.04%
Bank of America Corp.	159,570	6,577,475
Citigroup, Inc.	5,199	277,627
Citizens Financial Group, Inc.	48,462	2,196,782
Comerica, Inc.	16,422	1,485,041
Cullen/Frost Bankers, Inc.	8,511	1,178,008
Fifth Third Bancorp	35,499	1,527,877
First Republic Bank	1,978	320,634
JPMorgan Chase & Co.	2,192	298,813
KeyCorp	13,007	291,097
M&T Bank Corp.	13,301	2,254,519
†NU Holdings Ltd. Class A	33,857	261,376
PNC Financial Services Group, Inc.	6,231	1,149,308
Regions Financial Corp.	14,072	313,243
†SVB Financial Group	544	304,341
Truist Financial Corp.	41,842	2,372,441
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
U.S. Bancorp	5,841	$ 310,449
Wells Fargo & Co.	154,706	7,497,053
Zions Bancorp NA	22,853	1,498,243
		30,114,327
Beverages–1.43%
Brown-Forman Corp. Class B	5,013	335,971
Coca-Cola Co.	39,258	2,433,996
Constellation Brands, Inc. Class A	1,545	355,844
Diageo PLC	32,828	1,665,185
Heineken NV	13,900	1,329,254
Keurig Dr Pepper, Inc.	8,667	328,479
†Monster Beverage Corp.	4,104	327,910
PepsiCo, Inc.	1,989	332,919
		7,109,558
Biotechnology–1.16%
AbbVie, Inc.	10,808	1,752,085
Amgen, Inc.	1,511	365,390
†Biogen, Inc.	1,590	334,854
†BioMarin Pharmaceutical, Inc.	3,930	303,003
†BioNTech SE ADR	2,125	362,440
†CureVac NV	19,958	391,376
Gilead Sciences, Inc.	5,463	324,775
†Incyte Corp.	4,866	386,458
†Moderna, Inc.	2,288	394,131
†Regeneron Pharmaceuticals, Inc.	542	378,544
†Seagen, Inc.	2,773	399,451
†Vertex Pharmaceuticals, Inc.	1,452	378,928
		5,771,435
Building Products–0.52%
Carrier Global Corp.	7,566	347,053
Johnson Controls International PLC	29,339	1,923,758
Trane Technologies PLC	2,189	334,260
		2,605,071
Capital Markets–3.77%
Ameriprise Financial, Inc.	1,110	333,400
Bank of New York Mellon Corp.	5,915	293,561
BlackRock, Inc.	441	336,999
Blackstone, Inc.	2,693	341,849
Charles Schwab Corp.	60,928	5,136,840
CME Group, Inc.	1,409	335,145
†Coinbase Global, Inc. Class A	1,763	334,723
Franklin Resources, Inc.	10,981	306,589
Goldman Sachs Group, Inc.	7,110	2,347,011
Intercontinental Exchange, Inc.	2,714	358,574
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
KKR & Co., Inc.	5,639	$ 329,712
MarketAxess Holdings, Inc.	896	304,819
Moody's Corp.	1,031	347,870
Morgan Stanley	36,739	3,210,989
MSCI, Inc.	633	318,323
Nasdaq, Inc.	1,944	346,421
Northern Trust Corp.	2,814	327,690
†Robinhood Markets, Inc. Class A	28,238	381,495
S&P Global, Inc.	881	361,369
State Street Corp.	27,513	2,396,932
T Rowe Price Group, Inc.	2,324	351,366
		18,801,677
Chemicals–1.50%
Air Products & Chemicals, Inc.	1,378	344,376
†Axalta Coating Systems Ltd.	3,111	76,468
Celanese Corp.	2,312	330,316
Corteva, Inc.	44,823	2,576,426
Dow, Inc.	5,504	350,715
DuPont de Nemours, Inc.	25,408	1,869,521
Ecolab, Inc.	1,867	329,638
International Flavors & Fragrances, Inc.	2,474	324,910
Linde PLC	1,101	351,692
LyondellBasell Industries NV Class A	3,340	343,419
PPG Industries, Inc.	2,229	292,155
Sherwin-Williams Co.	1,244	310,527
		7,500,163
Commercial Services & Supplies–0.37%
Cintas Corp.	898	382,000
†Copart, Inc.	2,726	342,031
Republic Services, Inc.	2,837	375,903
Waste Connections, Inc.	2,756	385,013
Waste Management, Inc.	2,343	371,366
		1,856,313
Communications Equipment–1.19%
†Arista Networks, Inc.	2,648	368,019
Cisco Systems, Inc.	93,435	5,209,936
Motorola Solutions, Inc.	1,531	370,808
		5,948,763
Construction & Engineering–0.31%
Quanta Services, Inc.	11,688	1,538,258
		1,538,258
Construction Materials–0.13%
Martin Marietta Materials, Inc.	869	334,469
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
Vulcan Materials Co.	1,800	$ 330,660
		665,129
Consumer Finance–1.09%
American Express Co.	24,507	4,582,809
Capital One Financial Corp.	2,166	284,374
Discover Financial Services	2,694	296,852
Synchrony Financial	7,681	267,376
		5,431,411
Containers & Packaging–0.34%
Amcor PLC	28,072	318,056
Avery Dennison Corp.	4,036	702,143
Ball Corp.	3,681	331,290
International Paper Co.	7,135	329,280
		1,680,769
Distributors–0.07%
Genuine Parts Co.	2,629	331,307
		331,307
Diversified Financial Services–0.26%
†Berkshire Hathaway, Inc. Class B	1,059	373,732
Voya Financial, Inc.	13,739	911,582
		1,285,314
Diversified Telecommunication Services–0.95%
AT&T, Inc.	91,681	2,166,422
Deutsche Telekom AG	82,615	1,538,632
†Liberty Global PLC Class C	12,566	325,585
Lumen Technologies, Inc.	33,551	378,120
Verizon Communications, Inc.	6,195	315,573
		4,724,332
Electric Utilities–2.95%
American Electric Power Co., Inc.	33,841	3,376,317
Avangrid, Inc.	7,607	355,551
Constellation Energy Corp.	11,690	657,563
Duke Energy Corp.	3,341	373,056
Edison International	5,564	390,036
Entergy Corp.	26,918	3,142,676
Eversource Energy	4,027	355,141
Exelon Corp.	67,329	3,206,880
FirstEnergy Corp.	29,979	1,374,837
NextEra Energy, Inc.	4,498	381,026
PPL Corp.	12,778	364,940
Southern Co.	5,230	379,227
Xcel Energy, Inc.	5,053	364,675
		14,721,925

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.95%
ABB Ltd.	39,969	$ 1,296,622
AMETEK, Inc.	2,601	346,401
Eaton Corp. PLC	2,175	330,078
Emerson Electric Co.	24,694	2,421,247
Rockwell Automation, Inc.	1,260	352,838
		4,747,186
Electronic Equipment, Instruments & Components–0.86%
Amphenol Corp. Class A	4,375	329,656
CDW Corp.	1,835	328,263
Corning, Inc.	7,997	295,169
†Keysight Technologies, Inc.	2,077	328,104
TE Connectivity Ltd.	20,526	2,688,496
†Zebra Technologies Corp. Class A	793	328,064
		4,297,752
Energy Equipment & Services–0.15%
Baker Hughes Co.	11,456	417,113
Schlumberger NV	8,294	342,625
		759,738
Entertainment–1.30%
Activision Blizzard, Inc.	4,115	329,653
Electronic Arts, Inc.	2,579	326,269
†Netflix, Inc.	3,390	1,269,860
†ROBLOX Corp. Class A	6,707	310,132
†Roku, Inc.	2,965	371,425
†Walt Disney Co.	28,338	3,886,840
		6,494,179
Equity Real Estate Investment Trusts–1.94%
Alexandria Real Estate Equities, Inc.	1,797	361,646
American Tower Corp.	1,460	366,781
AvalonBay Communities, Inc.	1,419	352,437
Boston Properties, Inc.	2,752	354,458
Crown Castle International Corp.	8,367	1,544,548
Digital Realty Trust, Inc.	2,467	349,821
Equinix, Inc.	481	356,719
Equity Residential	3,953	355,454
Essex Property Trust, Inc.	1,057	365,172
Healthpeak Properties, Inc.	10,510	360,808
Prologis, Inc.	2,339	377,702
Public Storage	971	378,962
Realty Income Corp.	5,005	346,847
SBA Communications Corp.	1,147	394,683
Simon Property Group, Inc.	2,366	311,271
Ventas, Inc.	6,299	389,026
Welltower, Inc.	4,025	386,963
Weyerhaeuser Co.	61,520	2,331,608
		9,684,906
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.63%
Costco Wholesale Corp.	651	$ 374,878
Kroger Co.	7,315	419,662
Sysco Corp.	18,117	1,479,253
†U.S. Foods Holding Corp.	31,311	1,178,233
Walgreens Boots Alliance, Inc.	7,155	320,329
Walmart, Inc.	29,147	4,340,571
		8,112,926
Food Products–1.76%
Archer-Daniels-Midland Co.	4,366	394,075
Campbell Soup Co.	7,419	330,665
Conagra Brands, Inc.	9,259	310,825
General Mills, Inc.	4,894	331,422
Hershey Co.	1,646	356,573
Hormel Foods Corp.	7,028	362,223
J M Smucker Co.	2,399	324,849
Kellogg Co.	5,048	325,545
Kraft Heinz Co.	69,393	2,733,390
McCormick & Co., Inc.	3,410	340,318
Mondelez International, Inc. Class A	5,053	317,227
Nestle SA	17,923	2,330,324
Tyson Foods, Inc. Class A	3,614	323,923
		8,781,359
Health Care Equipment & Supplies–2.87%
Abbott Laboratories	2,856	338,036
†Align Technology, Inc.	669	291,684
Baxter International, Inc.	4,050	314,037
Becton Dickinson & Co.	10,046	2,672,236
†Boston Scientific Corp.	7,838	347,145
†Dexcom, Inc.	875	447,650
†Edwards Lifesciences Corp.	3,157	371,642
†IDEXX Laboratories, Inc.	681	372,548
†Intuitive Surgical, Inc.	1,188	358,396
Medtronic PLC	49,076	5,444,982
ResMed, Inc.	1,439	348,972
Stryker Corp.	5,754	1,538,332
Zimmer Biomet Holdings, Inc.	11,524	1,473,919
		14,319,579
Health Care Providers & Services–4.46%
AmerisourceBergen Corp.	2,357	364,652
Anthem, Inc.	8,670	4,258,877
Cardinal Health, Inc.	6,155	348,989
†Centene Corp.	19,570	1,647,598
Cigna Corp.	9,767	2,340,271
CVS Health Corp.	48,649	4,923,765
HCA Healthcare, Inc.	1,366	342,347
Humana, Inc.	791	344,219
†Laboratory Corp. of America Holdings	1,261	332,475

LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
McKesson Corp.	6,808	$ 2,084,133
Quest Diagnostics, Inc.	2,538	347,351
UnitedHealth Group, Inc.	6,961	3,549,901
Universal Health Services, Inc. Class B	9,184	1,331,221
		22,215,799
Health Care Technology–0.13%
Cerner Corp.	3,647	341,213
†Veeva Systems, Inc. Class A	1,530	325,064
		666,277
Hotels, Restaurants & Leisure–2.13%
†Airbnb, Inc. Class A	1,907	327,546
†Booking Holdings, Inc.	822	1,930,426
†Carnival Corp.	15,043	304,169
†Chipotle Mexican Grill, Inc.	219	346,465
Darden Restaurants, Inc.	5,127	681,635
†DraftKings, Inc. Class A	19,288	375,537
†Expedia Group, Inc.	1,594	311,898
†Hilton Worldwide Holdings, Inc.	2,217	336,408
†Las Vegas Sands Corp.	31,392	1,220,207
†Marriott International, Inc. Class A	1,907	335,155
McDonald's Corp.	11,023	2,725,767
Starbucks Corp.	15,336	1,395,116
Yum! Brands, Inc.	2,651	314,223
		10,604,552
Household Durables–0.19%
DR Horton, Inc.	3,997	297,817
Garmin Ltd.	2,912	345,392
Lennar Corp. Class A	3,729	302,683
		945,892
Household Products–0.32%
Church & Dwight Co., Inc.	3,376	335,507
Clorox Co.	2,215	307,951
Colgate-Palmolive Co.	4,192	317,879
Kimberly-Clark Corp.	2,505	308,516
Procter & Gamble Co.	2,086	318,741
		1,588,594
Industrial Conglomerates–0.28%
3M Co.	2,259	336,320
General Electric Co.	3,598	329,217
Honeywell International, Inc.	1,831	356,276
Roper Technologies, Inc.	757	357,478
		1,379,291
Insurance–3.11%
Aflac, Inc.	5,279	339,915
Allstate Corp.	2,649	366,913
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American International Group, Inc.	55,117	$ 3,459,694
Aon PLC Class A	1,175	382,615
Arthur J Gallagher & Co.	2,162	377,485
Chubb Ltd.	1,629	348,443
Hartford Financial Services Group, Inc.	44,111	3,167,611
†Markel Corp.	266	392,414
Marsh & McLennan Cos., Inc.	2,191	373,390
MetLife, Inc.	4,795	336,993
Principal Financial Group, Inc.	4,601	337,759
Progressive Corp.	3,134	357,245
Prudential Financial, Inc.	2,924	345,529
Travelers Cos., Inc.	16,693	3,050,312
Willis Towers Watson PLC	8,001	1,889,996
		15,526,314
Interactive Media & Services–0.42%
†Alphabet, Inc. Class A	128	356,013
†Match Group, Inc.	3,101	337,203
†Meta Platforms, Inc. Class A	1,618	359,778
†Pinterest, Inc. Class A	13,977	343,974
†Snap, Inc. Class A	8,774	315,776
†Twitter, Inc.	9,717	375,951
		2,088,695
Internet & Direct Marketing Retail–0.70%
†Amazon.com, Inc.	545	1,776,673
†Coupang, Inc.	14,506	256,466
†DoorDash, Inc. Class A	3,466	406,181
eBay, Inc.	6,013	344,304
†MercadoLibre, Inc.	356	423,455
†Wayfair, Inc. Class A	2,604	288,471
		3,495,550
IT Services–3.79%
Accenture PLC Class A	1,038	350,045
†Akamai Technologies, Inc.	3,324	396,852
Automatic Data Processing, Inc.	1,664	378,627
†Block, Inc.	3,413	462,803
Cognizant Technology Solutions Corp. Class A	75,822	6,798,959
†EPAM Systems, Inc.	752	223,051
Fidelity National Information Services, Inc.	14,710	1,477,178
†Fiserv, Inc.	15,189	1,540,165
†FleetCor Technologies, Inc.	1,428	355,658
Global Payments, Inc.	2,441	334,026
International Business Machines Corp.	9,515	1,237,140
Mastercard, Inc. Class A	901	321,999
†Okta, Inc.	2,025	305,694

LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Paychex, Inc.	2,879	$ 392,897
†PayPal Holdings, Inc.	14,405	1,665,938
†Snowflake, Inc. Class A	1,218	279,080
†Twilio, Inc. Class A	2,106	347,090
†VeriSign, Inc.	1,602	356,381
Visa, Inc. Class A	7,563	1,677,246
		18,900,829
Leisure Products–0.06%
†Peloton Interactive, Inc. Class A	11,255	297,357
		297,357
Life Sciences Tools & Services–0.56%
Agilent Technologies, Inc.	2,526	334,265
Danaher Corp.	1,249	366,369
†Illumina, Inc.	1,069	373,509
†IQVIA Holdings, Inc.	1,461	337,798
†Mettler-Toledo International, Inc.	237	325,446
Thermo Fisher Scientific, Inc.	621	366,794
†Waters Corp.	1,055	327,461
West Pharmaceutical Services, Inc.	903	370,871
		2,802,513
Machinery–2.11%
Caterpillar, Inc.	8,930	1,989,783
Cummins, Inc.	1,529	313,613
Deere & Co.	4,882	2,028,276
Dover Corp.	2,097	329,019
Fortive Corp.	5,231	318,725
Illinois Tool Works, Inc.	1,545	323,523
Otis Worldwide Corp.	4,368	336,118
PACCAR, Inc.	3,555	313,089
Parker-Hannifin Corp.	6,402	1,816,631
Pentair PLC	20,139	1,091,735
Stanley Black & Decker, Inc.	12,006	1,678,319
		10,538,831
Media–1.91%
†Charter Communications, Inc. Class A	3,153	1,720,025
Comcast Corp. Class A	122,631	5,741,583
Fox Corp. Class A	7,869	310,432
†Liberty Broadband Corp. Class C	2,249	304,335
†Liberty Media Corp. Class C	6,519	298,114
Omnicom Group, Inc.	3,965	336,549
Paramount Global Class B	11,751	444,305
Sirius XM Holdings, Inc.	55,306	366,126
		9,521,469
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.78%
Barrick Gold Corp.	43,849	$ 1,075,616
Freeport-McMoRan, Inc.	7,752	385,585
Newmont Corp.	25,638	2,036,939
Nucor Corp.	2,713	403,287
		3,901,427
Multiline Retail–0.67%
Dollar General Corp.	1,668	371,347
†Dollar Tree, Inc.	2,335	373,950
Target Corp.	12,125	2,573,168
		3,318,465
Multi-Utilities–1.18%
Ameren Corp.	3,939	369,321
CMS Energy Corp.	5,335	373,130
Consolidated Edison, Inc.	3,942	373,229
Dominion Energy, Inc.	38,048	3,232,938
DTE Energy Co.	2,794	369,395
Public Service Enterprise Group, Inc.	5,156	360,920
Sempra Energy	2,461	413,743
WEC Energy Group, Inc.	3,705	369,796
		5,862,472
Oil, Gas & Consumable Fuels–5.20%
Canadian Natural Resources Ltd.	20,338	1,259,341
Cheniere Energy, Inc.	2,874	398,480
Chevron Corp.	47,082	7,666,362
ConocoPhillips	71,869	7,186,900
Devon Energy Corp.	29,822	1,763,375
EOG Resources, Inc.	2,988	356,259
Exxon Mobil Corp.	4,311	356,046
Hess Corp.	3,553	380,313
Kinder Morgan, Inc.	20,090	379,902
Marathon Petroleum Corp.	4,330	370,215
Occidental Petroleum Corp.	8,430	478,318
ONEOK, Inc.	5,395	381,049
Phillips 66	3,920	338,649
Pioneer Natural Resources Co.	15,380	3,845,461
Valero Energy Corp.	3,846	390,523
Williams Cos., Inc.	11,259	376,163
		25,927,356
Personal Products–0.34%
Estee Lauder Cos., Inc. Class A	1,101	299,824
L'Oreal SA	3,516	1,404,449
		1,704,273
Pharmaceuticals–4.57%
Bristol-Myers Squibb Co.	62,519	4,565,763
Eli Lilly & Co.	6,526	1,868,851

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
GlaxoSmithKline PLC	51,131	$ 1,106,319
Johnson & Johnson	36,363	6,444,614
Merck & Co., Inc.	76,008	6,236,456
Pfizer, Inc.	6,872	355,763
Royalty Pharma PLC Class A	8,462	329,680
Sanofi	14,992	1,532,776
Zoetis, Inc.	1,743	328,712
		22,768,934
Professional Services–0.22%
†CoStar Group, Inc.	5,135	342,042
Equifax, Inc.	1,565	371,062
Verisk Analytics, Inc.	1,762	378,178
		1,091,282
Real Estate Management & Development–0.70%
†CBRE Group, Inc. Class A	35,172	3,218,942
†Zillow Group, Inc. Class C	5,484	270,306
		3,489,248
Road & Rail–0.93%
CSX Corp.	85,766	3,211,937
Norfolk Southern Corp.	1,234	351,961
Old Dominion Freight Line, Inc.	1,158	345,871
†Uber Technologies, Inc.	9,616	343,099
Union Pacific Corp.	1,328	362,823
		4,615,691
Semiconductors & Semiconductor Equipment–2.69%
†Advanced Micro Devices, Inc.	2,931	320,476
Analog Devices, Inc.	2,080	343,574
Applied Materials, Inc.	2,501	329,632
Broadcom, Inc.	3,809	2,398,451
†GLOBALFOUNDRIES, Inc.	6,709	418,776
Intel Corp.	44,570	2,208,889
KLA Corp.	931	340,802
Lam Research Corp.	2,032	1,092,424
Marvell Technology, Inc.	4,952	355,108
Microchip Technology, Inc.	17,130	1,287,148
Micron Technology, Inc.	3,673	286,090
NVIDIA Corp.	1,411	385,005
NXP Semiconductors NV	6,539	1,210,238
QUALCOMM, Inc.	11,398	1,741,842
Skyworks Solutions, Inc.	2,442	325,470
Texas Instruments, Inc.	2,000	366,960
		13,410,885
Software–2.29%
†Adobe, Inc.	754	343,537
†ANSYS, Inc.	1,113	353,544
†Autodesk, Inc.	1,538	329,670
†Cadence Design Systems, Inc.	2,471	406,381
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Citrix Systems, Inc.	3,273	$ 330,246
†Crowdstrike Holdings, Inc. Class A	2,022	459,156
†DocuSign, Inc.	3,024	323,931
†Fortinet, Inc.	1,094	373,864
†HubSpot, Inc.	670	318,210
Intuit, Inc.	693	333,222
Microsoft Corp.	5,969	1,840,302
NortonLifeLock, Inc.	11,923	316,198
Oracle Corp.	4,472	369,969
†Palantir Technologies, Inc. Class A	30,263	415,511
†Palo Alto Networks, Inc.	692	430,777
†RingCentral, Inc. Class A	2,271	266,184
†salesforce.com, Inc.	1,694	359,670
†ServiceNow, Inc.	600	334,134
†Splunk, Inc.	10,936	1,625,199
†Synopsys, Inc.	1,159	386,260
†UiPath, Inc. Class A	8,788	189,733
†Unity Software, Inc.	3,366	333,941
VMware, Inc. Class A	2,719	309,612
†Workday, Inc. Class A	1,555	372,360
†Zoom Video Communications, Inc. Class A	2,627	307,963
		11,429,574
Specialty Retail–1.34%
†AutoZone, Inc.	174	355,757
Best Buy Co., Inc.	3,413	310,242
†CarMax, Inc.	3,157	304,588
Home Depot, Inc.	961	287,656
Lowe's Cos., Inc.	6,811	1,377,116
†O'Reilly Automotive, Inc.	493	337,685
Ross Stores, Inc.	3,568	322,761
TJX Cos., Inc.	49,857	3,020,337
†Ulta Beauty, Inc.	887	353,221
		6,669,363
Technology Hardware, Storage & Peripherals–0.43%
Apple, Inc.	1,993	347,998
†Dell Technologies, Inc. Class C	5,662	284,176
Hewlett Packard Enterprise Co.	19,244	321,567
HP, Inc.	9,213	334,432
NetApp, Inc.	3,669	304,527
Seagate Technology Holdings PLC	3,070	275,993
†Western Digital Corp.	6,006	298,198
		2,166,891
Textiles, Apparel & Luxury Goods–0.35%
Columbia Sportswear Co.	8,021	726,141
†Lululemon Athletica, Inc.	1,080	394,448

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. Class B	2,333	$ 313,929
VF Corp.	5,636	320,463
		1,754,981
Tobacco–0.60%
Altria Group, Inc.	6,446	336,803
Philip Morris International, Inc.	28,108	2,640,466
		2,977,269
Trading Companies & Distributors–0.33%
Fastenal Co.	6,514	386,932
Ferguson PLC	6,702	898,872
WW Grainger, Inc.	704	363,116
		1,648,920
Water Utilities–0.07%
American Water Works Co., Inc.	2,249	372,277
		372,277
Wireless Telecommunication Services–0.42%
†T-Mobile U.S., Inc.	16,197	2,078,885
		2,078,885
Total Common Stock (Cost $300,417,168)		404,814,292
CONVERTIBLE PREFERRED STOCK–0.06%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	324,456
Total Convertible Preferred Stock (Cost $294,815)		324,456
PREFERRED STOCK–0.01%
•Wells Fargo & Co. 5.85% (LIBOR03M + 3.09%)	1,089	27,552
Total Preferred Stock (Cost $28,728)		27,552

	Principal Amount°
AGENCY OBLIGATION–0.02%
Freddie Mac S.F. 15 yr 6.75% 3/15/31	68,000	90,446
Total Agency Obligation (Cost $90,265)		90,446
CONVERTIBLE BONDS–2.64%
Airlines–0.08%
JetBlue Airways Corp. 0.50%, excercise price $0.50 4/1/26	248,000	230,749
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Airlines (continued)
Spirit Airlines, Inc. 1.00%, excercise price $1.00 5/15/26	174,000	$ 156,078
		386,827
Banks–0.06%
BofA Finance LLC 0.13%, excercise price $0.13 9/1/22	321,000	322,124
		322,124
Computers–0.06%
Western Digital Corp. 1.50%, excercise price $1.50 2/1/24	291,000	280,815
		280,815
Health Care Products–0.12%
Integra LifeSciences Holdings Corp. 0.50%, excercise price $0.50 8/15/25	493,000	517,256
Tandem Diabetes Care, Inc. 1.50%, excercise price $1.50 5/1/25	56,000	69,664
		586,920
Health Care Services–0.09%
Teladoc Health, Inc. 1.25%, excercise price $1.25 6/1/27	551,000	464,768
		464,768
Internet–0.31%
Booking Holdings, Inc. 0.75%, excercise price $0.75 5/1/25	61,000	88,023
Mandiant, Inc.
1.00%, exercise price $1.00 6/1/35	221,000	219,580
1.63%, exercise price $1.62 6/1/35	241,000	239,797
Shopify, Inc. 0.13%, excercise price $0.13 11/1/25	336,000	317,352
Trip.com Group Ltd. 1.25%, excercise price $1.25 9/15/22	387,000	373,455
TripAdvisor, Inc. 0.25%, excercise price $0.25 4/1/26	49,000	41,356
Twitter, Inc. 0.01%, excercise price $0.01 3/15/26	297,000	249,332
		1,528,895
Leisure Time–0.09%
Peloton Interactive, Inc. 0.01%, excercise price $0.01 2/15/26	570,000	470,962
		470,962

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Media–0.80%
Cable One, Inc.
0.01%, exercise price $0.01 3/15/26	780,000	$ 680,940
1.13%, exercise price $1.13 3/15/28	407,000	363,858
DISH Network Corp. 3.38%, excercise price $3.37 8/15/26	1,103,000	992,148
Liberty Broadband Corp. 1.25%, excercise price $1.25 9/30/50	383,000	366,722
Liberty Latin America Ltd. 2.00%, excercise price $2.00 7/15/24	396,000	359,123
Liberty Media Corp. 1.38%, excercise price $1.37 10/15/23	780,000	1,099,410
Liberty Media Corp.-Liberty Formula One 1.00%, excercise price $1.00 1/30/23	70,000	132,545
		3,994,746
Pharmaceuticals–0.25%
Jazz Investments I Ltd. 2.00%, excercise price $2.00 6/15/26	249,000	301,893
Neurocrine Biosciences, Inc. 2.25%, excercise price $2.25 5/15/24	251,000	328,810
Pacira BioSciences, Inc. 0.75%, excercise price $0.75 8/1/25	353,000	437,278
Supernus Pharmaceuticals, Inc. 0.63%, excercise price $0.62 4/1/23	158,000	154,939
		1,222,920
Real Estate–0.08%
Redfin Corp. 0.01%, excercise price $0.01 10/15/25	547,000	403,071
		403,071
Semiconductors–0.16%
Microchip Technology, Inc. 0.13%, excercise price $0.13 11/15/24	515,000	584,297
Wolfspeed, Inc. 0.25%, excercise price $0.25 2/15/28	175,000	198,297
		782,594
Software–0.54%
Dropbox, Inc. 0.01%, excercise price $0.01 3/1/26	768,000	716,544
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Software (continued)
Splunk, Inc. 1.13%, excercise price $1.13 6/15/27	989,000	$ 944,495
Zynga, Inc. 0.01%, excercise price $0.01 12/15/26	1,015,000	1,033,270
		2,694,309
Total Convertible Bonds (Cost $13,234,099)		13,138,951
CORPORATE BONDS–4.87%
Aerospace & Defense–0.07%
Boeing Co. 5.81% 5/1/50	265,000	306,005
Raytheon Technologies Corp. 4.45% 11/16/38	28,000	30,367
		336,372
Agriculture–0.07%
Altria Group, Inc. 5.80% 2/14/39	185,000	199,393
Philip Morris International, Inc.
3.60% 11/15/23	36,000	36,606
4.88% 11/15/43	108,000	112,835
		348,834
Airlines–0.02%
♦American Airlines Pass-Through Trust 3.70% 10/1/26	25,015	24,145
♦United Airlines Pass-Through Trust
3.50% 3/1/30	40,027	38,682
3.75% 9/3/26	30,497	29,759
4.15% 4/11/24	26,174	26,256
		118,842
Auto Manufacturers–0.11%
American Honda Finance Corp. 2.05% 1/10/23	220,000	220,643
General Motors Co. 6.60% 4/1/36	186,000	216,001
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	46,086
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	80,305
		563,035
Banks–0.64%
Bank of America Corp.
μ2.57% 10/20/32	137,000	124,487
3.25% 10/21/27	275,000	273,712
Citigroup, Inc.
μ3.67% 7/24/28	49,000	49,011
4.75% 5/18/46	34,000	36,390
5.30% 5/6/44	22,000	25,032
6.68% 9/13/43	299,000	393,321

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	$ 43,042
4.25% 10/21/25	275,000	281,667
μHSBC Holdings PLC 2.63% 11/7/25	400,000	390,160
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	36,194
μ3.51% 1/23/29	327,000	325,490
μ3.90% 1/23/49	102,000	103,166
μ4.26% 2/22/48	46,000	49,159
•4.29% 7/1/22	58,000	57,782
Morgan Stanley 4.00% 7/23/25	61,000	62,436
PNC Financial Services Group, Inc. 3.45% 4/23/29	291,000	295,829
U.S. Bancorp 3.10% 4/27/26	208,000	207,967
Wells Fargo & Co.
3.55% 9/29/25	59,000	59,764
4.10% 6/3/26	40,000	41,004
4.65% 11/4/44	333,000	354,015
		3,209,628
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	101,000	112,326
Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	91,000	97,599
Heineken NV 3.50% 1/29/28	90,000	89,893
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	32,987
		332,805
Biotechnology–0.07%
Gilead Sciences, Inc. 3.25% 9/1/22	330,000	331,441
		331,441
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	14,827
		14,827
Computers–0.13%
Apple, Inc. 3.35% 2/9/27	30,000	30,635
Dell International LLC/EMC Corp.
5.45% 6/15/23	15,000	15,452
6.02% 6/15/26	335,000	362,882
International Business Machines Corp. 2.88% 11/9/22	235,000	235,994
		644,963
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–0.57%
Air Lease Corp.
3.00% 9/15/23	6,000	$ 5,974
4.25% 9/15/24	38,000	38,458
Aircastle Ltd. 4.40% 9/25/23	304,000	305,192
American Express Co. 3.63% 12/5/24	30,000	30,579
Aviation Capital Group LLC 4.88% 10/1/25	66,000	66,945
Capital One Financial Corp. 3.20% 1/30/23	317,000	319,694
=Convertible Trust - Energy 0.33% 9/19/24	832,000	1,134,266
=Convertible Trust - Media 0.25% 12/4/24	848,000	887,262
Synchrony Financial 3.95% 12/1/27	54,000	53,480
		2,841,850
Electric–0.21%
Electricite de France SA 4.88% 1/22/44	84,000	86,970
Georgia Power Co. 3.70% 1/30/50	51,000	47,384
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	142,701
NextEra Energy Capital Holdings, Inc.
0.65% 3/1/23	395,000	389,326
3.55% 5/1/27	50,000	50,581
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	52,720
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	5,135
Sempra Energy 3.80% 2/1/38	54,000	52,960
Xcel Energy, Inc.
0.50% 10/15/23	94,000	91,040
3.50% 12/1/49	143,000	132,713
		1,051,530
Electronics–0.03%
Avnet, Inc. 4.63% 4/15/26	64,000	65,703
Honeywell International, Inc. 0.48% 8/19/22	77,000	76,770
		142,473
Entertainment–0.20%
Live Nation Entertainment, Inc. 2.50% 3/15/23	272,000	479,917
Magallanes, Inc.
3.79% 3/15/25	248,000	248,012
5.05% 3/15/42	122,000	124,444
5.14% 3/15/52	152,000	155,510
		1,007,883

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.01%
Ingredion, Inc. 6.63% 4/15/37	23,000	$ 28,726
		28,726
Forest Products & Paper–0.01%
International Paper Co. 6.00% 11/15/41	22,000	26,194
		26,194
Gas–0.01%
NiSource, Inc. 4.38% 5/15/47	54,000	55,011
		55,011
Health Care Products–0.01%
Medtronic, Inc. 4.38% 3/15/35	23,000	25,549
		25,549
Health Care Services–0.03%
Laboratory Corp. of America Holdings 4.70% 2/1/45	23,000	24,490
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	133,916
		158,406
Insurance–0.51%
Allstate Corp. 3.28% 12/15/26	28,000	28,115
American Equity Investment Life Holding Co. 5.00% 6/15/27	244,000	254,571
American International Group, Inc. 4.38% 1/15/55	64,000	68,374
Athene Global Funding 2.75% 6/25/24	250,000	246,222
Athene Holding Ltd. 3.45% 5/15/52	293,000	247,400
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	243,531
Guardian Life Global Funding 2.90% 5/6/24	291,000	291,099
Jackson National Life Global Funding 3.25% 1/30/24	42,000	42,288
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	80,067
Markel Corp.
5.00% 3/30/43	34,000	36,754
5.00% 5/20/49	273,000	306,787
Nationwide Financial Services, Inc. 5.30% 11/18/44	40,000	43,585
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	210,168
Protective Life Global Funding 2.62% 8/22/22	295,000	296,321
Prudential Financial, Inc. 3.91% 12/7/47	14,000	13,953
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Reinsurance Group of America, Inc. 4.70% 9/15/23	34,000	$ 34,796
Travelers Cos., Inc. 4.60% 8/1/43	60,000	65,540
Willis North America, Inc. 3.60% 5/15/24	22,000	22,127
		2,531,698
Internet–0.10%
Amazon.com, Inc. 2.88% 5/12/41	549,000	506,681
		506,681
Machinery Diversified–0.07%
Deere & Co. 2.60% 6/8/22	314,000	314,400
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	44,035
		358,435
Media–0.24%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	194,000	155,968
4.46% 7/23/22	321,000	322,177
Comcast Corp.
2.89% 11/1/51	34,000	28,663
2.94% 11/1/56	24,000	19,813
3.90% 3/1/38	74,000	76,218
4.15% 10/15/28	315,000	331,008
Cox Communications, Inc. 2.95% 10/1/50	58,000	45,675
Walt Disney Co. 3.00% 9/15/22	220,000	221,703
		1,201,225
Metal Fabricate & Hardware–0.01%
Precision Castparts Corp. 2.50% 1/15/23	32,000	32,099
		32,099
Mining–0.00%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	21,619
		21,619
Oil & Gas–0.05%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	177,537
ConocoPhillips Co. 4.15% 11/15/34	20,000	20,438
Valero Energy Corp. 4.00% 6/1/52	77,000	72,365
		270,340

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.32%
AbbVie, Inc.
4.05% 11/21/39	223,000	$ 229,112
4.50% 5/14/35	64,000	68,691
4.85% 6/15/44	86,000	95,335
AstraZeneca PLC 2.38% 6/12/22	455,000	455,666
Becton Dickinson & Co. 4.88% 5/15/44	35,000	37,651
Bristol-Myers Squibb Co. 4.13% 6/15/39	108,000	115,972
Cigna Corp. 4.80% 8/15/38	328,000	359,044
CVS Health Corp. 3.38% 8/12/24	34,000	34,391
♦CVS Pass-Through Trust 6.04% 12/10/28	162,310	173,770
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	7,986
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	4,095
Zoetis, Inc. 4.70% 2/1/43	32,000	35,705
		1,617,418
Pipelines–0.22%
Cameron LNG LLC 3.70% 1/15/39	90,000	86,664
Energy Transfer LP
4.20% 9/15/23	170,000	172,240
4.90% 3/15/35	32,000	32,344
5.00% 5/15/50	106,000	107,255
5.30% 4/1/44	58,000	59,586
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	68,272
6.45% 9/1/40	2,000	2,492
Kinder Morgan, Inc. 5.30% 12/1/34	38,000	41,647
MPLX LP
4.50% 7/15/23	389,000	395,437
4.50% 4/15/38	78,000	79,696
Spectra Energy Partners LP 4.50% 3/15/45	48,000	49,022
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	19,883
		1,114,538
Private Equity–0.07%
Apollo Management Holdings LP 4.00% 5/30/24	270,000	273,066
Brookfield Asset Management, Inc. 4.00% 1/15/25	40,000	40,482
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	31,248
		344,796
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.25%
American Tower Corp. 1.60% 4/15/26	137,000	$ 126,978
Crown Castle International Corp.
2.50% 7/15/31	224,000	199,818
4.75% 5/15/47	4,000	4,195
CubeSmart LP 2.50% 2/15/32	166,000	148,602
EPR Properties 4.75% 12/15/26	154,000	154,109
Kimco Realty Corp. 3.20% 4/1/32	185,000	179,861
LifeStorage LP 3.50% 7/1/26	40,000	40,238
Office Properties Income Trust 4.00% 7/15/22	66,000	66,138
Regency Centers LP
2.95% 9/15/29	240,000	228,640
4.65% 3/15/49	69,000	74,330
Service Properties Trust 5.00% 8/15/22	18,000	17,910
		1,240,819
Retail–0.15%
Dollar General Corp. 3.25% 4/15/23	32,000	32,231
Home Depot, Inc. 2.63% 6/1/22	315,000	315,356
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	74,472
Starbucks Corp. 3.55% 8/15/29	300,000	300,993
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	41,179
		764,231
Semiconductors–0.16%
Broadcom, Inc.
3.47% 4/15/34	60,000	55,568
4.25% 4/15/26	315,000	322,851
Marvell Technology, Inc. 2.45% 4/15/28	192,000	176,540
Micron Technology, Inc.
3.37% 11/1/41	28,000	25,013
4.66% 2/15/30	100,000	104,513
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	67,363
Texas Instruments, Inc. 2.63% 5/15/24	20,000	20,069
		771,917
Software–0.17%
Fiserv, Inc. 3.80% 10/1/23	138,000	140,141
Microsoft Corp. 3.50% 2/12/35	36,000	37,708
Oracle Corp. 3.60% 4/1/40	175,000	151,810
salesforce.com, Inc. 2.70% 7/15/41	217,000	192,043
VMware, Inc. 1.00% 8/15/24	239,000	227,877

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Workday, Inc. 3.50% 4/1/27	76,000	$ 75,980
		825,559
Telecommunications–0.19%
AT&T, Inc.
3.00% 6/30/22	46,000	46,053
3.50% 9/15/53	220,000	193,038
3.55% 9/15/55	14,000	12,347
3.80% 12/1/57	161,000	146,887
4.30% 2/15/30	30,000	31,697
Rogers Communications, Inc.
4.30% 2/15/48	136,000	132,663
4.50% 3/15/43	52,000	52,495
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	154,648
3.40% 10/15/52	118,000	100,352
Verizon Communications, Inc. 3.40% 3/22/41	92,000	86,242
		956,422
Transportation–0.10%
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	56,672
CSX Corp. 5.50% 4/15/41	34,000	40,616
FedEx Corp. 4.90% 1/15/34	38,000	41,949
Norfolk Southern Corp. 3.40% 11/1/49	103,000	96,128
Union Pacific Corp.
3.20% 5/20/41	161,000	151,930
3.65% 2/15/24	9,000	9,149
3.84% 3/20/60	51,000	51,178
4.15% 1/15/45	39,000	40,050
United Parcel Service, Inc. 3.40% 11/15/46	22,000	21,777
		509,449
Total Corporate Bonds (Cost $24,258,972)		24,305,615
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–4.05%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	$ 1,376,956
4.50% 8/15/39	3,600	4,647
4.38% 5/15/40	7,200	9,161
1.88% 11/15/51	748,000	656,136
2.38% 2/15/42	489,300	471,945
U.S. Treasury Notes
1.88% 2/15/32	1,339,500	1,286,339
1.50% 2/29/24	7,244,700	7,139,142
1.88% 2/28/27	3,774,200	3,673,063
1.88% 2/28/29	3,470,200	3,349,827
1.75% 3/15/25	2,277,500	2,229,281
Total U.S. Treasury Obligations (Cost $20,633,163)		20,196,497

	Number of Shares
MONEY MARKET FUND–6.71%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	33,462,633	33,462,633
Total Money Market Fund (Cost $33,462,633)		33,462,633

TOTAL INVESTMENTS–99.56% (Cost $392,419,843)	496,360,442
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	2,196,371
NET ASSETS APPLICABLE TO 34,926,767 SHARES OUTSTANDING–100.00%	$498,556,813

† Non-income producing.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	GBP	(1,550,294)	USD	2,052,177	4/29/22	$16,013	$—
SSB	CAD	(1,260,731)	USD	1,002,156	4/29/22	—	(6,161)
SSB	CAD	18,138	USD	(14,431)	4/29/22	76	—
SSB	CAD	51,143	USD	(40,959)	4/29/22	—	(55)
SSB	EUR	(1,075,376)	USD	1,186,784	4/29/22	—	(3,866)
SSB	EUR	40,928	USD	(45,705)	4/29/22	—	(389)
SSB	EUR	(17,766)	USD	19,679	4/29/22	9	—
SSB	GBP	(21,974)	USD	29,125	4/29/22	264	—
SSB	GBP	(29,361)	USD	38,433	4/29/22	—	(130)
Total Foreign Currency Exchange Contracts						$16,362	$(10,601)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
8	British Pound	$656,550	$657,221	6/13/22	$—	$(671)
8	Euro	1,109,900	1,103,609	6/13/22	6,291	—
8	Japanese Yen	823,750	860,418	6/13/22	—	(36,668)
					6,291	(37,339)
Equity Contracts:
42	E-mini S&P 500 Index	9,514,575	8,736,625	6/17/22	777,950	—
35	E-mini S&P MidCap 400 Index	9,412,200	9,064,888	6/17/22	347,312	—
26	Euro STOXX 50 Index	1,099,590	1,048,502	6/17/22	51,088	—
7	FTSE 100 Index	688,379	653,241	6/17/22	35,138	—
4	Nikkei 225 Index (OSE)	914,407	852,976	6/9/22	61,431	—
					1,272,919	—
Total Futures Contracts					$1,279,210	$(37,339)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–BNY Mellon
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
S.F.–Single Family
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,595,824	$—	$—	$12,595,824
Air Freight & Logistics	3,477,902	—	—	3,477,902
Airlines	640,240	—	—	640,240
Auto Components	282,875	—	—	282,875
Automobiles	4,773,918	—	—	4,773,918
Banks	30,114,327	—	—	30,114,327
Beverages	4,115,119	2,994,439	—	7,109,558
Biotechnology	5,771,435	—	—	5,771,435
Building Products	2,605,071	—	—	2,605,071
Capital Markets	18,801,677	—	—	18,801,677
Chemicals	7,500,163	—	—	7,500,163
Commercial Services & Supplies	1,856,313	—	—	1,856,313
Communications Equipment	5,948,763	—	—	5,948,763
Construction & Engineering	1,538,258	—	—	1,538,258
Construction Materials	665,129	—	—	665,129
Consumer Finance	5,431,411	—	—	5,431,411
Containers & Packaging	1,680,769	—	—	1,680,769
Distributors	331,307	—	—	331,307
Diversified Financial Services	1,285,314	—	—	1,285,314
Diversified Telecommunication Services	3,185,700	1,538,632	—	4,724,332
Electric Utilities	14,721,925	—	—	14,721,925
Electrical Equipment	3,450,564	1,296,622	—	4,747,186
Electronic Equipment, Instruments & Components	4,297,752	—	—	4,297,752
Energy Equipment & Services	759,738	—	—	759,738
Entertainment	6,494,179	—	—	6,494,179
Equity Real Estate Investment Trusts	9,684,906	—	—	9,684,906
Food & Staples Retailing	8,112,926	—	—	8,112,926
Food Products	6,451,035	2,330,324	—	8,781,359
Health Care Equipment & Supplies	14,319,579	—	—	14,319,579
Health Care Providers & Services	22,215,799	—	—	22,215,799
Health Care Technology	666,277	—	—	666,277
Hotels, Restaurants & Leisure	10,604,552	—	—	10,604,552
Household Durables	945,892	—	—	945,892
Household Products	1,588,594	—	—	1,588,594
Industrial Conglomerates	1,379,291	—	—	1,379,291
Insurance	15,526,314	—	—	15,526,314
Interactive Media & Services	2,088,695	—	—	2,088,695
Internet & Direct Marketing Retail	3,495,550	—	—	3,495,550
IT Services	18,900,829	—	—	18,900,829
Leisure Products	297,357	—	—	297,357
Life Sciences Tools & Services	2,802,513	—	—	2,802,513
Machinery	10,538,831	—	—	10,538,831
Media	9,521,469	—	—	9,521,469
Metals & Mining	3,901,427	—	—	3,901,427
Multiline Retail	3,318,465	—	—	3,318,465
Multi-Utilities	5,862,472	—	—	5,862,472
Oil, Gas & Consumable Fuels	25,927,356	—	—	25,927,356
Personal Products	299,824	1,404,449	—	1,704,273
Pharmaceuticals	20,129,839	2,639,095	—	22,768,934
Professional Services	1,091,282	—	—	1,091,282
Real Estate Management & Development	3,489,248	—	—	3,489,248
Road & Rail	4,615,691	—	—	4,615,691
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Semiconductors & Semiconductor Equipment	$13,410,885	$—	$—	$13,410,885
Software	11,429,574	—	—	11,429,574
Specialty Retail	6,669,363	—	—	6,669,363
Technology Hardware, Storage & Peripherals	2,166,891	—	—	2,166,891
Textiles, Apparel & Luxury Goods	1,754,981	—	—	1,754,981
Tobacco	2,977,269	—	—	2,977,269
Trading Companies & Distributors	1,648,920	—	—	1,648,920
Water Utilities	372,277	—	—	372,277
Wireless Telecommunication Services	2,078,885	—	—	2,078,885
Convertible Preferred Stock	324,456	—	—	324,456
Preferred Stock	27,552	—	—	27,552
Agency Obligation	—	90,446	—	90,446
Convertible Bonds	—	13,138,951	—	13,138,951
Corporate Bonds
Aerospace & Defense	—	336,372	—	336,372
Agriculture	—	348,834	—	348,834
Airlines	—	118,842	—	118,842
Auto Manufacturers	—	563,035	—	563,035
Banks	—	3,209,628	—	3,209,628
Beverages	—	332,805	—	332,805
Biotechnology	—	331,441	—	331,441
Chemicals	—	14,827	—	14,827
Computers	—	644,963	—	644,963
Diversified Financial Services	—	820,322	2,021,528	2,841,850
Electric	—	1,051,530	—	1,051,530
Electronics	—	142,473	—	142,473
Entertainment	—	1,007,883	—	1,007,883
Food	—	28,726	—	28,726
Forest Products & Paper	—	26,194	—	26,194
Gas	—	55,011	—	55,011
Health Care Products	—	25,549	—	25,549
Health Care Services	—	158,406	—	158,406
Insurance	—	2,531,698	—	2,531,698
Internet	—	506,681	—	506,681
Machinery Diversified	—	358,435	—	358,435
Media	—	1,201,225	—	1,201,225
Metal Fabricate & Hardware	—	32,099	—	32,099
Mining	—	21,619	—	21,619
Oil & Gas	—	270,340	—	270,340
Pharmaceuticals	—	1,617,418	—	1,617,418
Pipelines	—	1,114,538	—	1,114,538
Private Equity	—	344,796	—	344,796
Real Estate Investment Trusts	—	1,240,819	—	1,240,819
Retail	—	764,231	—	764,231
Semiconductors	—	771,917	—	771,917
Software	—	825,559	—	825,559
Telecommunications	—	956,422	—	956,422
Transportation	—	509,449	—	509,449
U.S. Treasury Obligations	—	20,196,497	—	20,196,497
Money Market Fund	33,462,633	—	—	33,462,633
Total Investments	$426,425,372	$67,913,542	$2,021,528	$496,360,442
LVIP Invesco Select Equity Income Managed Volatility Fund–17

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$16,362	$—	$16,362
Futures Contracts	$1,279,210	$—	$—	$1,279,210
Liabilities:
Foreign Currency Exchange Contracts	$—	$(10,601)	$—	$(10,601)
Futures Contracts	$(37,339)	$—	$—	$(37,339)
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Invesco Select Equity Income Managed Volatility Fund–18